STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance, value at Dec. 31, 2012	$ (23,093,231)		$ 9,622,367	$ (32,715,598)
Beginning balance, shares at Dec. 31, 2012		1,926
Employee stock option expense	111,091		111,091
Net loss for the year	(9,561,280)			(9,561,280)
Ending balance, value at Dec. 31, 2013	(32,543,420)		9,733,458	(42,276,878)
Ending balance, Shares at Dec. 31, 2013		1,926
Issuance of common stock and warrants, net (in shares)		19,167
Issuance of common stock and warrants, net	6,375,837	$ 2	6,375,835
Exercise of common stock warrants	31,600		31,600
Exercise of common stock warrants (in shares)		2,634
Employee stock option expense	297,244		297,244
Conversion of preferred stock into common stock (in shares)		61,050
Conversion of preferred stock into common stock	41,135,411	$ 6	41,135,405
Derivative liability on warrants issued and exercised	(1,602,467)		(1,602,467)
Modification of warrants	25,063		25,063
Net loss for the year	(21,727,818)			(21,727,818)
Ending balance, value at Dec. 31, 2014	(8,008,550)	$ 8	$ 55,996,138	$ (64,004,696)
Ending balance, Shares at Dec. 31, 2014		84,777
Net loss for the year	(38,956,582)
Ending balance, value at Sep. 30, 2015	$ (19,280,084)